UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2005 is filed herewith.

SUNAMERICA BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.0%
Aerospace & Military Technology — 1.5%
United Technologies Corp.	26,200	$1,345,370

Apparel & Textiles — 3.6%
Coach, Inc.†	25,000	839,250
NIKE, Inc., Class B	26,800	2,320,880

		3,160,130

Banks — 1.0%
Bank of America Corp.	20,000	912,200

Broadcasting & Media — 2.4%
News Corp., Class A	130,000	2,103,400

Computer Software — 5.8%
EMC Corp.†	85,000	1,165,350
Microsoft Corp.	105,400	2,618,136
Oracle Corp.†	100,000	1,320,000

		5,103,486

Computers & Business Equipment — 2.2%
Dell, Inc.†	49,900	1,971,549

Conglomerate — 5.2%
Dover Corp.	25,000	909,500
General Electric Co.	80,100	2,775,465
Tyco International, Ltd.	31,200	911,040

		4,596,005

Electronics — 11.3%
AMETEK, Inc.	30,000	1,255,500
Analog Devices, Inc.	24,800	925,288
Intel Corp.	124,004	3,231,544
L-3 Communications Holdings, Inc.	15,000	1,148,700
Lam Research Corp.†	40,000	1,157,600
National Semiconductor Corp.	50,000	1,101,500
Texas Instruments, Inc.	38,800	1,089,116

		9,909,248

Energy Services — 1.6%
Transocean, Inc.†	26,000	1,403,220

Energy Sources — 1.2%
Chevron Corp.	18,200	1,017,744

Financial Services — 8.8%
American Express Co.	22,300	1,187,029
Capital One Financial Corp.	29,900	2,392,299
Citigroup, Inc.	20,000	924,600
Fannie Mae	15,000	876,000
Goldman Sachs Group, Inc.	10,500	1,071,210
Merrill Lynch & Co., Inc.	24,000	1,320,240

		7,771,378

Food, Beverage & Tobacco — 3.7%
Coca-Cola Co.	38,000	1,586,500
PepsiCo, Inc.	30,100	1,623,293

		3,209,793

Health Services — 2.4%
PacifiCare Health Systems, Inc.†	15,000	1,071,750
UnitedHealth Group, Inc.	20,000	1,042,800

		2,114,550

Household & Personal Products — 2.3%
Procter & Gamble Co.	38,800	2,046,700

Housing & Household Durables — 1.2%
Pulte Homes, Inc.	12,000	1,011,000

Insurance — 2.1%
WellPoint, Inc.†	26,000	1,810,640

Internet Content — 1.9%
eBay, Inc.†	25,400	838,454
Yahoo!, Inc.†	25,000	866,250

		1,704,704

Internet Software — 2.0%
Symantec Corp.†	80,000	1,739,200

Leisure & Tourism — 5.9%
Carnival Corp.	38,600	2,105,630
Harrah's Entertainment, Inc.	15,000	1,081,050
Hilton Hotels Corp.	55,000	1,311,750
Royal Caribbean Cruises, Ltd.	15,000	725,400

		5,223,830

Manufacturing — 3.0%
Danaher Corp.	30,000	1,570,200
ITT Industries, Inc.	11,000	1,073,930

		2,644,130

Medical Products — 7.8%
Becton Dickinson & Co.	16,300	855,261
Genzyme Corp.†	25,000	1,502,250
Johnson & Johnson	46,700	3,035,500
Medtronic, Inc.	27,500	1,424,225

		6,817,236

Pharmaceuticals — 8.9%
Abbott Laboratories	31,000	1,519,310
Amgen, Inc.†	33,100	2,001,226
Genentech, Inc.†	16,000	1,284,480
Gilead Sciences, Inc.†	20,000	879,800
Schering-Plough Corp.	80,000	1,524,800
Wyeth	13,000	578,500

		7,788,116

Retail — 6.5%
Home Depot, Inc.	35,000	1,361,500
Urban Outfitters, Inc.†	10,000	566,900
Wal-Mart Stores, Inc.	39,000	1,879,800
Walgreen Co.	20,000	919,800
Williams-Sonoma, Inc.†	25,000	989,250

		5,717,250

Telecommunications — 6.7%
Cisco Systems, Inc.†	84,500	1,614,795
Corning, Inc.†	60,000	997,200
Motorola, Inc.	74,000	1,351,240
Nokia Corp. Sponsored ADR	60,000	998,400
QUALCOMM, Inc.	29,350	968,844

		5,930,479

Total Long-Term Investment Securities - 99.0% (cost $83,122,955)		87,051,358

REPURCHASE AGREEMENTS — 2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$534,000	534,000
UBS Securities, LLC Joint Repurchase Agreement(1)	2,000,000	2,000,000

Total Repurchase Agreements (cost $2,534,000)		2,534,000

TOTAL INVESTMENTS — (cost $85,656,955)(2)	101.9%	89,585,358
Liabilities in excess of other assets	(1.9)	(1,669,561)

NET ASSETS—	100.0%	$87,915,797

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA GROWTH OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.7%
Aerospace & Military Technology — 3.1%
Alliant Techsystems, Inc.†	37,300	$2,633,380

Apparel & Textiles — 1.8%
Quiksilver, Inc.†	60,000	958,800
Volcom, Inc.†	22,000	588,940

		1,547,740

Banks — 5.6%
Franklin Bank Corp.†	89,200	1,673,392
Signature Bank†	129,300	3,154,920

		4,828,312

Business Services — 2.5%
Arbitron, Inc.	13,000	557,700
Catalina Marketing Corp.	13,000	330,330
Valassis Communications, Inc.†	33,900	1,255,995

		2,144,025

Computer Software — 7.1%
Cerner Corp.†	10,700	727,279
Hyperion Solutions Corp.†	21,400	861,136
Keane, Inc.†	74,200	1,016,540
Lawson Software, Inc.†	297,300	1,531,095
Parametric Technology Corp.†	222,800	1,421,464
Take-Two Interactive Software, Inc.†	21,400	544,630

		6,102,144

Conglomerate — 5.3%
Roper Industries, Inc.	63,800	4,553,406

Electronics — 14.1%
AMETEK, Inc.	131,800	5,515,830
Cypress Semiconductor Corp.†	200,000	2,518,000
Lam Research Corp.†	100,600	2,911,364
PMC-Sierra, Inc.†	96,100	896,613
Vitesse Semiconductor Corp.†	106,800	223,212

		12,065,019

Energy Services — 3.4%
Global Industries, Ltd.†	152,600	1,297,100
Todco, Class A†	63,100	1,619,777

		2,916,877

Energy Sources — 1.2%
Massey Energy Co.	26,700	1,007,124

Financial Services — 1.9%
CapitalSource, Inc.†	41,400	812,682
International Securities Exchange, Inc.†	2,100	52,731
MarketAxess Holdings, Inc.†	69,400	784,220

		1,649,633

Food, Beverage & Tobacco — 0.6%
SunOpta, Inc.†	89,200	506,656

Health Services — 3.7%
Allscripts Heathcare Solutions, Inc.†	15,000	249,150
American Healthways, Inc.†	14,000	591,780
LifePoint Hospitals, Inc.†	10,000	505,200
Pediatrix Medical Group, Inc.†	8,500	625,090
Sierra Health Services, Inc.†	7,000	500,220
United Surgical Partners International, Inc.†	12,800	666,624

		3,138,064

Internet Content — 0.7%
Blue Nile, Inc.†	19,400	634,186

Internet Software — 2.6%
Symantec Corp.†	101,500	2,206,610

Leisure & Tourism — 3.7%
Boyd Gaming Corp.	10,000	511,300
Royal Caribbean Cruises, Ltd.	41,700	2,016,612
Scientific Games Corp., Class A†	25,000	673,250

		3,201,162

Machinery — 4.0%
IDEX Corp.	55,000	2,123,550
Nordson Corp.	39,100	1,340,348

		3,463,898

Manufacturing — 0.6%
Matthews International Corp., Class A	13,000	506,480

Medical Products — 5.9%
Advanced Neuromodulation Systems, Inc.†	59,400	2,356,992
Animas Corp.†	26,700	538,005
Cypress Bioscience, Inc.†	74,200	979,440
ID Biomedical Corp.†	33,900	553,926
Techne Corp.†	10,000	459,100
Vnus Medical Technologies, Inc.†	10,700	128,721

		5,016,184

Pharmaceuticals — 9.4%
BioMarin Pharmaceutical, Inc.†	33,900	253,911
CV Therapeutics, Inc.†	20,000	448,400
Integra Lifesciences Holdings Corp.†	123,300	3,600,360
Medicines Co.†	74,200	1,735,538
Nabi Biopharmaceuticals†	20,000	304,600
Onyx Pharmaceuticals, Inc.†	12,000	286,560
Par Pharmaceutical Cos., Inc.†	33,900	1,078,359
Renovis, Inc.†	25,000	381,750

		8,089,478

Restaurants — 3.2%
Applebee’s International, Inc.	89,200	2,362,908
Texas Roadhouse, Inc., Class A†	11,300	392,675

		2,755,583

Retail — 4.6%
DSW Inc., Class A†	6,000	149,700
Finish Line, Inc., Class A	105,500	1,996,060
Gymboree Corp.†	128,200	1,751,212
Zumiez, Inc.†	1,000	29,150

		3,926,122

Telecommunications — 8.2%
ADTRAN, Inc.	45,000	1,115,550
Alvarion, Ltd.†	148,600	1,726,732
Jamdat Mobile, Inc.†	400	11,072
SafeNet, Inc.†	85,500	2,912,130
Tekelec†	73,800	1,239,840

		7,005,324

Transportation — 1.5%
Hornbeck Offshore Services, Inc.†	45,800	1,240,722

Total Long-Term Investment Securities - 94.7% (cost $74,119,260)		81,138,129

REPURCHASE AGREEMENTS — 6.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$184,000	184,000
UBS Securities, LLC Joint Repurchase Agreement (1)	5,000,000	5,000,000

Total Repurchase Agreements (cost $5,184,000)		5,184,000

TOTAL INVESTMENTS — (cost $79,303,260)(2)	100.7%	86,322,129
Liabilities in excess of other assets	(0.7)	(631,599)

NET ASSETS —	100.0%	$85,690,530

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA NEW CENTURY FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.3%
Aerospace & Military Technology — 6.2%
Alliant Techsystems, Inc.†	28,600	$2,019,160
General Dynamics Corp.	18,600	2,037,444
Goodrich Corp.	50,000	2,048,000

		6,104,604

Banks — 5.6%
Hibernia Corp., Class A	111,400	3,696,252
Signature Bank†	76,500	1,866,600

		5,562,852

Broadcasting & Media — 0.6%
Radio One, Inc., Class D†	47,300	604,021

Business Services — 5.5%
Fastenal Co.	56,300	3,448,938
Stericycle, Inc.†	40,100	2,017,832

		5,466,770

Computer Software — 1.1%
Siebel Systems, Inc.	126,000	1,121,400

Conglomerate — 4.1%
Dover Corp.	59,500	2,164,610
Roper Industries, Inc.	26,600	1,898,442

		4,063,052

Electronics — 13.4%
Analog Devices, Inc.	96,500	3,600,415
Flextronics International, Ltd.†	168,400	2,224,564
L-3 Communications Holdings, Inc.	15,900	1,217,622
Lam Research Corp.†	100,800	2,917,152
Marvell Technology Group, Ltd.†	54,700	2,080,788
National Semiconductor Corp.	56,600	1,246,898

		13,287,439

Energy Services — 1.1%
Patterson-UTI Energy, Inc.	37,000	1,029,710

Energy Sources — 4.3%
EOG Resources, Inc.	50,600	2,874,080
Peabody Energy Corp.	26,600	1,384,264

		4,258,344

Entertainment Products — 0.5%
Mattel, Inc.	26,600	486,780

Financial Services — 3.4%
CapitalSource, Inc.†	21,300	418,119
Providian Financial Corp.†	164,000	2,891,320

		3,309,439

Food, Beverage & Tobacco — 0.5%
Hershey Co.	8,500	527,850

Forest Products — 0.3%
Smurfit-Stone Container Corp.†	30,600	311,202

Health Services — 1.1%
Coventry Health Care, Inc.†	7,400	523,550
Quest Diagnostics, Inc.	10,600	564,662

		1,088,212

Household & Personal Products — 3.8%
Clorox Co.	8,500	473,620
Fortune Brands, Inc.	12,800	1,136,640
Yankee Candle Co., Inc.	65,800	2,112,180

		3,722,440

Insurance — 1.1%
WellPoint, Inc.†	14,800	1,030,672

Internet Software — 3.7%
Symantec Corp.†	170,000	3,695,800

Leisure & Tourism — 4.3%
Marriott International, Inc., Class A	12,800	873,216
Royal Caribbean Cruises, Ltd.	42,500	2,055,300
Starwood Hotels & Resorts Worldwide, Inc.	22,400	1,311,968

		4,240,484

Machinery — 3.8%
Nordson Corp.	56,000	1,919,680
Rockwell Automation, Inc.	38,700	1,885,077

		3,804,757

Manufacturing — 4.4%
Danaher Corp.	37,200	1,947,048
ITT Industries, Inc.	24,700	2,411,461

		4,358,509

Medical Products — 7.4%
Cypress Bioscience, Inc.†	106,300	1,403,160
Genzyme Corp.†	18,100	1,087,629
Millennium Pharmaceuticals, Inc.†	100,500	931,635
Neurocrine Biosciences, Inc.†	13,600	572,016
St. Jude Medical, Inc.†	76,700	3,344,887

		7,339,327

Pharmaceuticals — 2.7%
Allergan, Inc.	10,600	903,544
Gilead Sciences, Inc.†	39,900	1,755,201

		2,658,745

Restaurants — 4.8%
Applebee’s International, Inc.	68,400	1,811,916
Ruby Tuesday, Inc.	69,900	1,810,410
Yum! Brands, Inc.	21,300	1,109,304

		4,731,630

Retail — 2.4%
Williams-Sonoma, Inc.†	60,700	2,401,899

Telecommunications — 6.2%
ADTRAN, Inc.	40,000	991,600
Andrew Corp.†	153,000	1,952,280
NII Holdings, Inc.†	41,700	2,666,298
Nokia Corp. Sponsored ADR	30,000	499,200

		6,109,378

Total Long-Term Investment Securities - 92.3% (cost $80,938,979)		91,315,316

REPURCHASE AGREEMENTS — 7.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$986,000	986,000
UBS Securities, LLC Joint Repurchase Agreement(1)	6,000,000	6,000,000

Total Repurchase Agreements (cost $6,986,000)		6,986,000

TOTAL INVESTMENTS — (cost $87,924,979)(2)	99.4%	98,301,316
Other assets less liabilities	0.6	632,063

NET ASSETS—	100.0%	$98,933,379

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.3%
Aerospace & Military Technology — 6.0%
Alliant Techsystems, Inc.†	45,000	$3,177,000
General Dynamics Corp.	25,000	2,738,500
United Technologies Corp.	60,000	3,081,000

		8,996,500

Banks — 6.3%
Bank of America Corp.	95,000	4,332,950
U.S. Bancorp	93,500	2,730,200
Wells Fargo & Co.	39,500	2,432,410

		9,495,560

Broadcasting & Media — 6.6%
Comcast Corp., Class A†	75,500	2,317,850
News Corp., Class A	250,000	4,045,000
Time Warner, Inc.†	213,500	3,567,585

		9,930,435

Chemicals — 1.8%
du Pont (E.I.) de Nemours & Co.	63,000	2,709,630

Computer Software — 4.0%
Microsoft Corp.	151,400	3,760,776
Oracle Corp.†	175,000	2,310,000

		6,070,776

Computers & Business Equipment — 4.3%
Dell, Inc.†	43,200	1,706,832
International Business Machines Corp.	64,000	4,748,800

		6,455,632

Conglomerate — 5.9%
General Electric Co.	160,000	5,544,000
Tyco International, Ltd.	110,600	3,229,520

		8,773,520

Electronics — 6.1%
Applied Materials, Inc.	180,000	2,912,400
Intel Corp.	135,000	3,518,100
L-3 Communications Holdings, Inc.	35,000	2,680,300

		9,110,800

Energy Sources — 8.8%
Chevron Corp.	74,000	4,138,080
Exxon Mobil Corp.	102,200	5,873,434
Marathon Oil Corp.	60,000	3,202,200

		13,213,714

Financial Services — 9.2%
American Express Co.	50,300	2,677,469
Capital One Financial Corp.	44,700	3,576,447
Citigroup, Inc.	116,100	5,367,303
J.P. Morgan Chase & Co.	61,800	2,182,776

		13,803,995

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.	43,400	2,806,244
Coca-Cola Co.	65,000	2,713,750
Diageo, PLC Sponsored ADR	60,000	3,558,000

		9,077,994

Household & Personal Products — 2.3%
Procter & Gamble Co.	64,600	3,407,650

Insurance — 5.4%
Allstate Corp.	50,000	2,987,500
Chubb Corp.	30,000	2,568,300
WellPoint, Inc.†	36,000	2,507,040

		8,062,840

Internet Software — 1.6%
Symantec Corp.†	110,000	2,391,400

Leisure & Tourism — 2.3%
Royal Caribbean Cruises, Ltd.	71,000	3,433,560

Medical Products — 6.2%
Becton Dickinson & Co.	48,000	2,518,560
Johnson & Johnson	45,000	2,925,000
Medtronic, Inc.	75,000	3,884,250

		9,327,810

Pharmaceuticals — 3.9%
Amgen, Inc.†	45,300	2,738,838
Pfizer, Inc.	114,750	3,164,805

		5,903,643

Retail — 5.3%
Home Depot, Inc.	87,000	3,384,300
Wal-Mart Stores, Inc.	96,000	4,627,200

		8,011,500

Telecommunications — 4.2%
Cisco Systems, Inc.†	84,300	1,610,973
Verizon Communications, Inc.	135,000	4,664,250

		6,275,223

Utilities — 2.0%
FPL Group, Inc.	70,000	2,944,200

Total Long-Term Investment Securities - 98.3% (cost $136,479,040)		147,396,382

REPURCHASE AGREEMENTS — 2.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$239,000	239,000
UBS Securities, LLC Joint Repurchase Agreement(1)	3,000,000	3,000,000

Total Repurchase Agreements (cost $3,239,000)		3,239,000

TOTAL INVESTMENTS — (cost $139,718,040)(2)	100.5%	150,635,382
Liabilities in excess of other assets	(0.5)	(678,033)

NET ASSETS—	100.0%	$149,957,349

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA BALANCED ASSETS FUND

PORTFOLIO OF INVESTMENTS—June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-62.3%
Aerospace & Military Technology-2.0%
Alliant Techsystems, Inc.†	11,000	$776,600
General Dynamics Corp.	9,900	1,084,446
United Technologies Corp.	42,900	2,202,915

		4,063,961

Apparel & Textiles-1.3%
Coach, Inc.†	21,100	708,327
NIKE, Inc., Class B	22,000	1,905,200

		2,613,527

Banks-3.4%
Bank of America Corp.	58,300	2,659,063
North Fork Bancorp., Inc.	27,500	772,475
U.S. Bancorp	37,300	1,089,160
Wachovia Corp.	18,700	927,520
Wells Fargo & Co.	22,000	1,354,760

		6,802,978

Broadcasting & Media-2.3%
News Corp., Class A	192,300	3,111,414
Time Warner, Inc.†	87,844	1,467,873

		4,579,287

Chemicals-0.9%
du Pont (E.I.) de Nemours & Co.	22,000	946,220
Praxair, Inc.	16,500	768,900

		1,715,120

Computer Software-2.3%
EMC Corp.†	68,300	936,393
Microsoft Corp.	106,600	2,647,944
Oracle Corp.†	80,300	1,059,960

		4,644,297

Computers & Business Equipment-1.8%
Dell, Inc.†	40,100	1,584,351
International Business Machines Corp.	26,385	1,957,767

		3,542,118

Conglomerate-4.1%
Dover Corp.	48,600	1,768,068
General Electric Co.	129,600	4,490,640
Tyco International, Ltd.	62,300	1,819,160

		8,077,868

Electronics-4.8%
Agilent Technologies, Inc.†	33,000	759,660
AMETEK, Inc.	24,100	1,008,585
Analog Devices, Inc.	19,900	742,469
Applied Materials, Inc.	54,900	888,282
Intel Corp.	99,600	2,595,576
L-3 Communications Holdings, Inc.	12,000	918,960
Lam Research Corp.†	32,100	928,974
National Semiconductor Corp.	40,200	885,606
Texas Instruments, Inc.	31,200	875,784

		9,603,896

Energy Services-0.6%
Transocean, Inc.†	20,900	1,127,973

Energy Sources-4.3%
Chevron Corp.	49,600	2,773,632
ConocoPhillips	26,400	1,517,736
Exxon Mobil Corp.	55,600	3,195,332
Marathon Oil Corp.	19,800	1,056,726

		8,543,426

Financial Services-7.4%
American Express Co.	39,700	2,113,231
Capital One Financial Corp.	37,100	2,968,371
Citigroup, Inc.	60,000	2,773,800
Fannie Mae	13,000	759,200
Goldman Sachs Group, Inc.	15,100	1,540,502
J.P. Morgan Chase & Co.	40,600	1,433,992
Merrill Lynch & Co., Inc.	41,100	2,260,911
Morgan Stanley	17,750	931,342

		14,781,349

Food, Beverage & Tobacco-2.4%
Altria Group, Inc.	17,600	1,138,016
Coca-Cola Co.	30,500	1,273,375
Diageo, PLC Sponsored ADR	17,600	1,043,680
PepsiCo, Inc.	24,200	1,305,106

		4,760,177

Health Services-0.8%
PacifiCare Health Systems, Inc.†	12,000	857,400
UnitedHealth Group, Inc.	16,100	839,454

		1,696,854

Household & Personal Products-1.5%
Kimberly-Clark Corp.	19,800	1,239,282
Procter & Gamble Co.	31,500	1,661,625

		2,900,907

Housing & Household Durables-0.4%
Pulte Homes, Inc.	9,000	758,250

Insurance-1.8%
Allstate Corp.	17,600	1,051,600
Chubb Corp.	13,200	1,130,052
WellPoint, Inc.†	21,100	1,469,404

		3,651,056

Internet Content-0.7%
eBay, Inc.†	20,400	673,404
Yahoo!, Inc.†	20,100	696,465

		1,369,869

Internet Software-0.7%
Symantec Corp.†	64,300	1,397,882

Leisure & Tourism-2.8%
Carnival Corp.	31,000	1,691,050
Harrah’s Entertainment, Inc.	12,800	922,496
Hilton Hotels Corp.	44,200	1,054,170
Royal Caribbean Cruises, Ltd.	38,400	1,857,024

		5,524,740

Manufacturing-1.0%
Danaher Corp.	24,100	1,261,394
ITT Industries, Inc.	8,811	860,218

		2,121,612

Medical Products-3.2%
Becton Dickinson & Co.	13,100	687,357
Genzyme Corp.†	20,100	1,207,809
Johnson & Johnson	50,500	3,282,500
Medtronic, Inc.	22,000	1,139,380

		6,317,046

Pharmaceuticals-3.7%
Abbott Laboratories	24,900	1,220,349
Amgen, Inc.†	25,600	1,547,776
Genentech, Inc.†	13,800	1,107,864
Gilead Sciences, Inc.†	15,100	664,249
Pfizer, Inc.	43,914	1,211,148
Schering-Plough Corp.	64,300	1,225,558
Wyeth	10,400	462,800

		7,439,744

Retail-2.9%
Federated Department Stores, Inc.	15,400	1,128,512
Home Depot, Inc.	28,100	1,093,090
Urban Outfitters, Inc.†	8,600	487,534
Wal-Mart Stores, Inc.	31,300	1,508,660
Walgreen Co.	16,100	740,439
Williams-Sonoma, Inc.†	20,100	795,357

		5,753,592

Telecommunications-3.7%
BellSouth Corp.	34,100	906,037
Cisco Systems, Inc.†	67,900	1,297,569
Corning, Inc.†	48,200	801,084
Motorola, Inc.	59,400	1,084,644
Nokia Corp. Sponsored ADR	48,200	802,048
QUALCOMM, Inc.	24,650	813,697
Verizon Communications, Inc.	48,300	1,668,765

		7,373,844

Utilities-1.5%
Exelon Corp.	19,800	1,016,334
FPL Group, Inc.	24,200	1,017,852
Southern Co.	26,400	915,288

		2,949,474

Total Common Stock
(cost $120,974,273)		124,110,847

PREFERRED STOCK-0.3%
Financial Services-0.3%
General Electric Capital Corp.
4.50%(6)	14,000	350,700
Merrill Lynch & Co., Inc.
3.97%(4)	9,003	212,921

Total Preferred Stock
(cost $571,575)		563,621

ASSET-BACKED SECURITIES-0.4%
Sovereign Agency-0.4%
Resolution Funding Corp. Strip
zero coupon due 04/15/09
(cost $869,856)	$1,000,000	869,856

CORPORATE BONDS-13.6%
Aerospace & Military Technology-0.2%
Raytheon Co.
6.40% due 12/15/18	216,000	245,368
Raytheon Co.
6.75% due 08/15/07	220,000	230,797

		476,165

Automotive-0.3%
DaimlerChrysler North America Holding Corp.
4.88% due 06/15/10	75,000	74,655
Dominion Resources, Inc.
5.95% due 06/15/35	85,000	88,044
Ford Motor Co.
6.38% due 02/01/29	86,000	66,308
Ford Motor Co.
7.45% due 07/16/31	125,000	104,352
Hertz Corp.
4.70% due 10/02/06	34,000	33,296
Hertz Corp.
6.90% due 08/15/14	137,000	127,367
Hertz Corp.
7.63% due 06/01/12	55,000	54,041
Navistar International Corp.
6.25% due 03/01/12*	4,000	3,860

		551,923

Banks-1.2%
American Express Centurion Bank
3.40% due 11/16/09(4)	129,000	128,837
BankBoston Capital Trust IV
3.97% due 06/08/28(4)	222,000	213,922
BB&T Corp.
4.90% due 06/30/17	56,000	56,146
Chemical Bank
6.13% due 11/01/08	136,000	143,961
Credit Suisse First Boston New York
6.50% due 05/01/08*	129,000	136,263
First Maryland Capital II
4.06% due 02/01/27(4)	196,000	191,377
Key Bank NA
7.00% due 02/01/11	89,000	100,054
M & I Marshall & Ilsley Bank
4.85% due 06/16/15	140,000	141,582
PNC Funding Corp.
5.75% due 08/01/06	240,000	243,595
Popular North America, Inc.
4.25% due 04/01/08	225,000	225,019
Rabobank Capital Funding II
5.26% due 12/31/13*@	249,000	256,158
Sovereign Bank
4.00% due 02/01/08	216,000	214,077
US Bank NA
3.90% due 08/15/08	38,000	37,781
Washington Mutual Bank FA
5.50% due 01/15/13	238,000	249,235
Wells Fargo & Co.
3.51% due 09/15/09(4)	75,000	75,032

		2,413,039

Broadcasting & Media-0.9%
Affinity Group, Inc.
9.00% due 02/15/12	65,000	65,812
Charter Communications Holdings, LLC
11.13% due 01/15/11	255,000	190,612
Comcast Cable Communications
6.20% due 11/15/08	73,000	77,201
COX Communications, Inc.
5.50% due 10/01/15	73,000	74,482
COX Communications, Inc.
7.63% due 06/15/25	88,000	104,382
COX Communications, Inc.
7.75% due 11/01/10	376,000	425,730
Liberty Media Corp.
4.91% due 09/17/06(4)	98,000	98,604
Paxson Communications Corp.
12.25% due 01/15/09(5)	145,000	135,575
Time Warner Entertainment Co. LP
8.38% due 03/15/23	221,000	282,568
Time Warner, Inc.
7.63% due 04/15/31	85,000	106,156
Young Broadcasting, Inc.
10.00% due 03/01/11	125,000	118,750

		1,679,872

Business Services-0.3%
American Standard, Inc.
5.50% due 04/01/15*	90,000	92,728
PHH Corp.
6.00% due 03/01/08	216,000	222,650
Seitel, Inc.
11.75% due 07/15/11	100,000	109,500
Service Corp. International
6.75% due 04/01/16	60,000	61,350

		486,228

Chemicals-0.5%
BCI US Finance Corp.
8.77% due 07/15/10*(4)	175,000	174,562
Dow Chemical Co.
7.38% due 03/01/23	161,000	200,687
du Pont (E.I.) de Nemours & Co.
4.13% due 04/30/10	38,000	38,023
EOP Operating LP
7.50% due 04/19/29	170,000	204,022
Lubrizol Corp.
5.88% due 12/01/08	80,000	83,335
Rohm & Haas Co.
7.85% due 07/15/29	156,000	212,603

		913,232

Computers & Business Equipment-0.0%
Activant Solutions, Inc.
9.10% due 04/01/10*(4)	30,000	31,050

Conglomerate-0.1%
Tyco International Group SA
4.44% due 06/15/07*	210,000	210,418

Energy Services-0.0%
Hanover Compressor Co.
9.00% due 06/01/14	75,000	79,875

Energy Sources-0.4%
Devon Energy Corp.
2.75% due 08/01/06	155,000	152,309
Encore Acquisition Co.
6.00% due 07/15/15*	41,000	40,245
Encore Acquisition Co.
6.25% due 04/15/14	24,000	24,300
Enterprise Products Operating LP, Series B
4.00% due 10/15/07	90,000	89,101
Enterprise Products Operating LP
4.95% due 06/01/10	91,000	91,428
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/10	85,396	90,908
Pemex Project Funding Master Trust
8.63% due 02/01/22	153,000	188,572
Pioneer Natural Resources Co.
5.88% due 07/15/16	80,000	80,677
Valero Energy Corp.
7.50% due 04/15/32	86,000	106,151

		863,691

Financial Services-5.1%
Capital One Financial Corp.
7.13% due 08/01/08	140,000	150,298
Caterpillar Financial Services Corp.
4.30% due 06/01/10	140,000	140,183
Caterpillar Financial Services Corp.
4.70% due 03/15/12	150,000	152,756
Chukchansi Economic Development Authority
14.50% due 06/15/09*	300,000	366,750
CIT Group Funding Co. of Canada
5.20% due 06/01/15*	73,000	73,824
Citigroup, Inc.
5.00% due 09/15/14	121,000	123,777
Citigroup, Inc.
5.85% due 12/11/34	181,000	200,085
Consolidated Communications Holdings, Inc.
9.75% due 04/01/12*	245,000	256,638
Ford Motor Credit Co.
4.95% due 01/15/08	216,000	206,047
Ford Motor Credit Co.
5.70% due 01/15/10	96,000	88,545
Ford Motor Credit Co.
6.63% due 06/16/08	179,000	176,789
Ford Motor Credit Co.
7.00% due 10/01/13	50,000	47,974
Foster’s Finance Corp.
5.88% due 06/15/35*	85,000	85,427
General Electric Capital Corp.
2.80% due 01/15/07	261,000	256,420
General Electric Capital Corp., Series A
5.38% due 03/15/07	216,000	220,681
General Motors Acceptance Corp.
6.75% due 12/01/14	25,000	22,367
General Motors Acceptance Corp.
6.88% due 08/28/12	55,000	50,348
General Motors Acceptance Corp.
7.00% due 02/01/12	229,000	211,097
General Motors Acceptance Corp.
8.00% due 11/01/31	220,000	196,315
Glencore Funding, LLC
6.00% due 04/15/14*	74,000	70,958
Goldman Sachs Group, Inc.
4.50% due 06/15/10	140,000	140,452
HSBC Finance Corp.
5.00% due 06/30/15	140,000	141,093
HSBC Finance Corp.
6.38% due 10/15/11	216,000	236,161
J.P. Morgan Chase & Co.
6.63% due 03/15/12	238,000	264,957
John Deere Capital Corp., Series D
3.88% due 03/07/07	341,000	339,777
Morgan Stanley
4.00% due 01/15/10	16,000	15,761
Morgan Stanley
4.75% due 04/01/14	140,000	137,924
Morgan Stanley Dean Witter Capital I
7.20% due 10/15/33 (3)	2,500,000	2,798,761
NGC Corp. Capital Trust, Series B
8.32% due 06/01/27	200,000	175,000
Pricoa Global Funding I
4.63% due 06/25/12*	70,000	70,478
PX Escrow Corp.
9.63% due 02/01/06 (5)	75,000	72,750
Residential Capital Corp.
6.38% due 06/30/10*	70,000	70,337
Residential Funding Mtg. Securities II, Series 2004-HI1 A3
3.05% due 07/25/16	1,500,000	1,476,583
Salomon Smith Barney Holdings Corp.
5.88% due 03/15/06	276,000	279,762
Sprint Capital Corp.
6.88% due 11/15/28	262,000	300,745
Sprint Capital Corp.
6.90% due 05/01/19	73,000	83,606
Transamerica Finance Corp.
6.40% due 09/15/08	75,000	81,285
Verizon Global Funding Corp.
7.75% due 12/01/30	217,000	280,201

		10,062,912

Food, Beverage & Tobacco-0.1%
American Stores Co.
7.90% due 05/01/17	68,000	77,884
Coca-Cola Enterprises, Inc.
8.50% due 02/01/22	34,000	46,497

		124,381

Forest Products-0.3%
Crown Cork & Seal Co., Inc.
8.00% due 04/15/23	60,000	58,500
Georgia-Pacific Corp.
8.00% due 01/15/14	65,000	71,581
Packaging Corp. of America
5.75% due 08/01/13	122,000	121,994
Pliant Corp.
11.13% due 09/01/09	60,000	58,500
Weyerhaeuser Co.
6.13% due 03/15/07	104,000	106,926
Weyerhaeuser Co.
6.88% due 12/15/33	113,000	125,830

		543,331

Health Services-0.3%
Community Health Systems, Inc.
6.50% due 12/15/12	125,000	127,187
Coventry Health Care, Inc.
6.13% due 01/15/15	202,000	205,535
Psychiatric Solutions, Inc.
7.75% due 07/15/15*	100,000	100,000
Tenet Healthcare Corp.
6.50% due 06/01/12	150,000	142,500

		575,222

Insurance-0.7%
Allstate Corp.
5.55% due 05/09/35	170,000	175,915
Allstate Corp.
7.20% due 12/01/09	238,000	265,742
Americo Life, Inc.
7.88% due 05/01/13*	134,000	143,317
Assurant, Inc.
6.75% due 02/15/34	85,000	97,118
Fidelity National Financial, Inc.
7.30% due 08/15/11	312,000	331,522
Metlife, Inc.
5.70% due 06/15/35	85,000	87,624
MIC Financing Trust I
8.38% due 02/01/27*	67,000	70,218
Ohio Casualty Corp.
7.30% due 06/15/14	201,000	221,059
Willis Group North America, Inc.
5.63% due 07/15/15	70,000	70,450

		1,462,965

Leisure & Tourism-0.5%
American Airlines, Inc., Series 2001-1 A-2
6.82% due 11/23/12	200,000	190,441
Atlas Air, Inc., Series 199-1 B
7.63% due 01/02/15	499,529	417,891
Delta Airlines, Inc.
10.00% due 08/15/08	75,000	28,875
Hilton Hotels Corp.
7.95% due 04/15/07	261,000	275,880
Riviera Holdings Corp.
11.00% due 06/15/10	55,000	60,775
Seneca Gaming Corp.
7.25% due 05/01/12*	10,000	10,338
Worldspan LP
9.52% due 02/15/11*(4)	60,000	54,600

		1,038,800

Machinery-0.1%
Ingersoll-Rand Co., Ltd.
4.75% due 05/15/15	131,000	132,229

Medical Products-0.0%
Universal Hospital Services, Inc.
10.13% due 11/01/11	50,000	50,500

Metals & Mining-0.1%
Newmont Mining Corp.
5.88% due 04/01/35	140,000	142,662

Pharmaceuticals-0.1%
Merck & Co., Inc.
2.50% due 03/30/07	129,000	125,745
American Home Products
6.70% due 03/15/11	123,000	137,461

		263,206

Real Estate Companies-0.1%
EOP Operating LP
8.38% due 03/15/06	224,000	230,624

Real Estate Investment Trusts-0.0%
iStar Financial, Inc.
6.05% due 04/15/15	73,000	75,467

Retail-0.2%
Albertson’s, Inc.
8.00% due 05/01/31	85,000	103,051
Rent-Way, Inc.
11.88% due 06/15/10	79,000	88,480
Wal-Mart Stores, Inc.
4.00% due 01/15/10	174,000	172,886

		364,417

Telecommunications-0.9%
AT&T Wireless
7.35% due 03/01/06	302,000	308,599
Alltel Corp.
4.66% due 05/17/07	169,000	170,327
American Cellular Corp., Series B
10.00% due 08/01/11	225,000	228,375
Bellsouth Telecommunications
5.85% due 11/15/45	281,000	288,103
Corning, Inc.
5.90% due 03/15/14	70,000	71,937
GTE Corp.
6.94% due 04/15/28	278,000	321,277
LCI International, Inc.
7.25% due 06/15/07	390,000	378,300
Triton PCS, Inc.
8.50% due 06/01/13	25,000	23,062

		1,789,980

Transportation-0.4%
Burlington Northern Santa Fe Corp.
7.29% due 06/01/36	86,000	111,800
Burlington Northern Santa Fe Corp.
8.13% due 04/15/20	188,000	248,599
Norfolk Southern Corp.
5.59% due 05/17/25	195,000	202,670
Ryder System, Inc.
4.63% due 04/01/10	155,000	154,951
Yellow Roadway Corp.
4.67% due 05/15/08*(4)	160,000	159,916

		877,936

Utilities-0.8%
AES Corp.
7.75% due 03/01/14	150,000	162,750
Consolidated Natural Gas Co.
5.38% due 11/01/06	147,000	149,251
El Paso Production Holding Co.
7.75% due 06/01/13	230,000	245,525
FirstEnergy Corp., Series B
6.45% due 11/15/11	160,000	174,820
Florida Power Corp.
4.50% due 06/01/10	75,000	75,482
KeySpan Corp.
4.90% due 05/16/08	357,000	363,234
Reliant Energy, Inc.
6.75% due 12/15/14	75,000	73,313
Reliant Energy, Inc.
9.50% due 07/15/13	125,000	138,750
Virginia Electric & Power Co., Series A
5.75% due 03/31/06	179,000	181,275
Westar Energy, Inc.
5.88% due 07/15/36	85,000	85,071

		1,649,471

Total Corporate Bonds
(cost $26,901,986)		27,089,596

CONVERTIBLE BONDS-0.3%
Leisure & Tourism-0.0%
Six Flags, Inc.
4.50% due 05/15/15	50,000	48,937

Utilities-0.3%
Calpine Corp.
4.75% due 11/15/23	900,000	643,500

Total Convertible Bonds
(cost $683,000)		692,437

FOREIGN BONDS & NOTES-2.0%
Banks-0.2%
BNP Paribas
5.19% due 06/29/15*@	49,000	49,540
HBOS Treasury Services, PLC
3.50% due 11/30/07*	281,000	277,403

		326,943

Broadcasting & Media-0.2%
Grupo Televisa SA
6.63% due 03/18/25*	139,000	140,390
Telenet Group Holding NV
11.50% due 06/15/14*(5)	300,000	233,250

		373,640

Conglomerate-0.2%
Tyco International Group SA
6.75% due 02/15/11	300,000	333,031

Energy Sources-0.2%
Calpine Corp.
8.75% due 07/15/13*	75,000	55,500
Nexen, Inc
5.88% due 03/10/35	92,000	93,501
Nexen, Inc.
7.88% due 03/15/32	95,000	119,764
Petro-Canada
5.95% due 05/15/35	85,000	88,916

		357,681

Financial Services-0.4%
Aries Vermogensverwaltungs GmbH
9.60% due 10/25/14	250,000	323,850
Deutsche Telekom International Finance BV
8.75% due 06/15/30	190,000	257,256
International Finance Corp.
4.00% due 06/15/10	145,000	145,438

		726,544

Food, Beverage & Tobacco-0.1%
SABMiller, PLC
6.63% due 08/15/33*	198,000	225,936

Forest Products-0.0%
Abitibi-Consolidated, Inc.
8.55% due 08/01/10	65,000	67,762

Insurance-0.0%
Fairfax Financial Holdings, Ltd.
8.25% due 10/01/15	50,000	47,250

Machinery-0.1%
Atlas Copco AB
6.50% due 04/01/08*	89,000	93,368

Metals & Minerals-0.3%
Noranda, Inc.
6.20% due 06/15/35	170,000	168,642
Noranda, Inc.
8.38% due 02/15/11	273,000	316,920

		485,562

Metals & Mining-0.1%
Alcan, Inc.
5.75% due 06/01/35	85,000	86,462
Barrick Gold Corp.
5.80% due 11/15/34	96,000	99,464

		185,926

Pharmaceuticals-0.0%
Elan Finance, PLC
7.75% due 11/15/11*	45,000	38,475

Retail-0.1%
Jean Coutu Group, Inc.
8.50% due 08/01/14	100,000	98,750

Telecommunications-0.3%
British Telecommunications, PLC
7.88% due 12/15/05	38,000	38,663
TELUS Corp.
7.50% due 06/01/07	283,000	299,386
TELUS Corp.
8.00% due 06/01/11	238,000	278,341

		616,390

Total Foreign Bonds & Notes
(cost $3,874,268)		3,977,258

FOREIGN GOVERNMENT AGENCIES-1.2%
Federal Republic of Brazil
8.00% due 04/15/14	232,208	237,851
Federal Republic of Brazil
11.00% due 08/17/40	460,000	553,380
Republic of Argentina
3.01% due 08/03/12	230,000	208,035
Republic of Turkey
9.00% due 06/30/11	190,000	215,650
Republic of Venezuela
8.50% due 10/08/14	100,000	103,850
Russian Federation
5.00% due 03/31/30*(5)	125,000	140,000
Russian Federation
5.00% due 03/31/30(5)	480,000	535,872
United Mexican States, Series A
6.63% due 03/03/15	150,000	165,075
United Mexican States, Series A
6.75% due 09/27/34	112,000	118,720
United Mexican States, Series A
7.50% due 04/08/33	144,000	165,240

Total Foreign Government Agencies
(cost $2,286,508)		2,443,673

U.S. GOVERNMENT OBLIGATIONS-2.3%
U.S Treasury Bonds-0.4%
5.38% due 02/15/31	665,000	784,700

U.S. Treasury Notes-1.9%
2.25% due 02/15/07	16,000	15,657
2.50% due 10/31/06	47,000	46,332
3.38% due 02/15/08	177,000	175,714
3.50% due 02/15/10	2,000	1,980
3.63% due 04/30/07	914,000	913,500
3.63% due 01/15/10	169,000	168,201
3.88% due 05/15/10	293,000	294,671
4.00% due 04/15/10	101,000	102,105
4.13% due 05/15/15	2,014,000	2,043,422
4.25% due 08/15/14	37,000	37,884
4.25% due 11/15/14	12,000	12,282

		3,811,748

Total U.S. Government Obligations
(cost $4,545,330)		4,596,448

U.S. GOVERNMENT AGENCIES-15.4%
Federal Home Loan Bank-0.1%
3.80% due 08/24/07	295,000	294,225

Federal Home Loan Mortgage Corporation-5.9%
3.63% due 02/15/08	350,000	348,018
3.86% due 03/03/08	655,000	653,870
4.13% due 07/12/10	802,000	804,625
4.50% due 01/15/14	350,000	357,144
4.50% due 04/01/19	3,213,426	3,201,488
5.00% due 05/01/34	1,410,147	1,411,933
5.00% due 06/01/34	1,801,241	1,803,523
5.50% due 07/01/34	849,539	861,964
5.75% due 04/15/08	350,000	367,410
6.00% due 12/01/33	1,515,483	1,555,482
7.00% due 04/01/32	300,215	316,119

		11,681,576

Federal National Mortgage Association-8.1%
1.75% due 06/16/06	350,000	343,402
3.41% due 08/30/07	495,000	489,467
3.88% due 05/15/07	350,000	350,788
4.50% due 02/01/35	740,195	724,302
5.00% due 07/01/18	1,038,580	1,051,030
5.00% due 08/01/18	1,065,441	1,078,212
5.00% due 07/01/33	1,721,904	1,724,319
5.50% due 10/01/17	345,541	354,953
5.50% due 11/01/17	626,375	643,436
5.50% due 06/01/19	604,498	620,939
5.50% due 12/01/33	3,135,787	3,181,560
6.00% due 06/01/17	470,927	487,077
6.00% due 12/01/33	1,139,325	1,168,497
6.00% due 05/01/34	496,288	508,980
6.00% due 07/01/34	805,175	826,311
6.00% due 10/01/34	355,664	364,759
6.50% due 09/01/10	191,632	199,511
6.50% due 09/01/32	1,390,643	1,441,598
6.50% due 04/01/34	228,054	236,095
6.63% due 11/15/30	350,000	454,198

		16,249,434

Government National Mortgage Association-1.2%
5.50% due 05/15/33	758,734	775,696
5.50% due 09/15/33	344,832	352,541
5.50% due 12/15/33	911,123	931,492
7.50% due 01/15/32	260,823	279,554
7.50% due 04/15/32	1,252	1,342

		2,340,625

Tennessee Valley Authority, Series A-0.1%
4.65% due 06/15/35	174,000	174,303

Total U.S. Government Agencies
(cost $30,740,163)		30,740,163

Total Long-Term Investment Securities-98.0%
(cost $191,412,893)		195,083,899

SHORT-TERM INVESTMENT SECURITIES-0.4%
U.S. Government Agencies - 0.4%
Federal Home Loan Bank
5.13% due 03/06/06	350,000	353,247
Federal National Mortgage Association
2.38% due 12/15/05	350,000	348,042

Total Short-Term Investment Securities
(cost $702,082)		701,289

REPURCHASE AGREEMENTS-2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $127,005 and collateralized by $127,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate aggregate value of $130,007	127,000	127,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $1,536,060 and collateralized by $1,536,000 of United States Treasury Notes, bearing interest at 4.00%, due 11/15/12 and having an approximate aggregate value of $1,570,106	1,536,000	1,536,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,210,000	1,210,000
UBS Securities, LLC Joint Repurchase Agreement(1)	2,000,000	2,000,000

Total Repurchase Agreements
(cost $4,873,000)		4,873,000

TOTAL INVESTMENTS-
(cost $196,879,000)(2)	100.8%	200,658,188
Liabilities in excess of other assets	(0.8)	(1,499,917)

NET ASSETS-	100.0%	$199,158,271

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $3,731,947 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	Variable rate security - the rate reflected is as of June 30, 2005; maturity date reflects next reset date.
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis
(3)	Commercial mortgaged backed security
(4)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2005.
(5)	Security is a “Step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of June 30, 2005.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(4)
COMMON STOCK — 99.7%
Australia — 2.6%
Transurban Group	183,110	$1,034,964
Woolworths, Ltd.	82,880	1,037,137

		2,072,101

Austria — 1.2%
OMV AG	2,190	952,578

Belgium — 3.0%
KBC Groupe SA	31,160	2,455,625

France — 4.9%
BNP Paribas SA	32,890	2,248,657
Sanofi-Aventis	20,710	1,695,499

		3,944,156

Germany — 9.6%
Allianz AG	28,720	3,287,494
Metro AG	29,420	1,456,293
RWE AG	34,050	2,188,469
SAP AG	4,680	812,910

		7,745,166

Greece — 6.1%
National Bank of Greece SA	82,900	2,827,763
OPAP SA	74,310	2,135,268

		4,963,031

Hong Kong — 1.3%
Cheung Kong Holdings, Ltd.	62,400	603,269
COSCO Pacific, Ltd	230,000	445,425
Peregrine Investments Holdings, Ltd.†(1)(3)	91,000	0

		1,048,694

India — 0.6%
Infosys Technologies, Ltd	8,995	486,674

Ireland — 1.6%
CRH, PLC	49,250	1,307,047

Israel — 0.6%
Taro Pharmaceutical Industries, Ltd.†	15,910	462,504

Italy — 4.6%
Saipem SpA	278,520	3,743,900

Japan — 21.5%
Asahi Glass Co., Ltd.	132,000	1,382,942
Gigas K’s Denki Corp.	40,788	846,697
Joyo Bank, Ltd.	234,000	1,144,006
Kaneka Corp.	107,000	1,195,114
Komatsu, Ltd.	87,000	671,678
Nidec Corp.	13,700	1,442,646
Obayashi Corp.	156,000	832,732
Ono Pharmaceutical Co., Ltd.	24,700	1,166,994
ORIX Corp.	7,500	1,121,457
San-In Godo Bank, Ltd.	104,000	982,560
SECOM Co., Ltd.	27,500	1,178,037
Sharp Corp.	108,970	1,696,231
Sumitomo Heavy Industries, Ltd.	319,000	1,522,941
Toyota Motor Corp.	24,600	879,509
Toyota Tsusho Corp.	53,000	860,237
Yamaguchi Bank, Ltd.	40,134	436,612

		17,360,393

Mexico — 0.4%
Grupo Financiero Banorte SA de CV	47,610	314,526

Norway — 5.2%
DNB NOR ASA	151,340	1,570,209
Statoil ASA	128,680	2,615,295

		4,185,504

Portugal — 0.9%
Banco Comercial Portugues SA	268,690	687,441

Singapore — 1.1%
Jurong Technologies Industrial Corp., Ltd.	374,000	389,547
Keppel Corp., Ltd.	72,168	533,870

		923,417

South Africa — 0.7%
Standard Bank Group, Ltd.	58,600	567,436

South Korea — 0.8%
Woori Finance Holdings Co., Ltd.	68,900	681,864

Spain — 5.3%
Antena 3 de Television SA	94,960	1,896,724
Telefonica SA	143,892	2,349,430

		4,246,154

Sweden — 9.2%
Ericsson LM Telephone Sponsored ADR†	107,790	3,443,890
Hennes & Mauritz AB, Class B	51,020	1,791,592
Nordea Bank AB	245,480	2,224,977

		7,460,459

Switzerland — 7.9%
Credit Suisse Group	77,490	3,040,165
Roche Holding AG	17,950	2,263,665
Synthes, Inc.	9,780	1,071,739

		6,375,569

United Kingdom — 10.6%
Enterprise Inns, PLC	140,060	2,086,298
Reuters Group, PLC	90,080	634,982
Tesco, PLC	606,200	3,452,878
Vodafone Group, PLC	997,650	2,424,192

		8,598,350

United States — 0.0%
Softbrands, Inc.†	40	70

Total Long-Term Investment Securities—99.7% (cost $74,506,004)		80,582,659

REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 1.40%, dated 06/30/05, to be repurchased 07/01/05 in the amount of $488,019 and collateralized by $488,000 of United States Treasury Notes, bearing interest at 3.50%, due 02/15/10 and having an approximate aggregate value of $500,625 (cost $488,000)	$488,000	488,000

TOTAL INVESTMENTS — (cost $74,994,004)(2)	100.3%	81,070,659
Liabilities in excess of other assets—	(0.3)	(242,381)

NET ASSETS—	100.0%	$80,828,278

†	Non-income producing securities
(1)	Fair valued security. See Note 1
(2)	See Note 4 for cost of investments on a tax basis
(3)	Illiquid security
(4)	A substantial number of the Fund’s holdings were valued using fair value procedures at June 30, 2005. At June 30, 2005, the aggregate value of these securities was $75,312,975 representing 93.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

Portfolio breakdown as a percentage of net assets by industry:

Banks	18.7%
Energy Sources	9.0
Business Services	6.5
Financial Services	6.4
Broadcasting & Media	6.1
Retail Stores	5.6
Pharmaceuticals	4.8
Telecommunications	4.3
Insurance	4.1
Medical Products	3.4
Electronics	3.3
Utilities	2.9
Electric Utilities	2.7
Leisure & Tourism	2.6
Restaurants	2.6
Apparel & Textiles	2.2
Electrical Equipment	2.1
Machinery	1.9
Retail	1.8
Manufacturing	1.7
Computer Software	1.6
Chemicals	1.5
Conglomerate	1.5
Automotive	1.1
Real Estate Companies	0.7
Transportation	0.6
Repurchase Agreements	0.6

100.3%

See Notes to Portfolio of Investments

SUNAMERICA VALUE FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

	Shares/ Principal Amount	Value (Note 1)
Security Description
COMMON STOCK — 97.7%
Aerospace & Military Technology — 5.4%
Alliant Techsystems, Inc.†	50,000	$3,530,000
General Dynamics Corp.	45,000	4,929,300
United Technologies Corp.	100,000	5,135,000

		13,594,300

Banks — 11.0%
Bank of America Corp.	192,400	8,775,364
North Fork Bancorp., Inc.	125,000	3,511,250
U.S. Bancorp	170,000	4,964,000
Wachovia Corp.	85,000	4,216,000
Wells Fargo & Co.	100,000	6,158,000

		27,624,614

Broadcasting & Media — 5.2%
News Corp., Class A	400,000	6,472,000
Time Warner, Inc.†	400,000	6,684,000

		13,156,000

Chemicals — 3.1%
du Pont (E.I.) de Nemours & Co.	100,000	4,301,000
Praxair, Inc.	75,000	3,495,000

		7,796,000

Computers & Business Equipment — 3.5%
International Business Machines Corp.	120,000	8,904,000

Conglomerate — 8.0%
Dover Corp.	130,000	4,729,400
General Electric Co.	300,000	10,395,000
Tyco International, Ltd.	170,000	4,964,000

		20,088,400

Computer Software — 1.1%
Microsoft Corp.	106,400	2,642,976

Electronics — 3.0%
Agilent Technologies, Inc.†	150,000	3,453,000
Applied Materials, Inc.	250,000	4,045,000

		7,498,000

Energy Sources — 14.0%
Chevron Corp.	160,000	8,947,200
ConocoPhillips	120,000	6,898,800
Exxon Mobil Corp.	252,900	14,534,163
Marathon Oil Corp.	90,000	4,803,300

		35,183,463

Financial Services — 15.4%
American Express Co.	100,000	5,323,000
Capital One Financial Corp.	60,000	4,800,600
Citigroup, Inc.	200,000	9,246,000
Goldman Sachs Group, Inc.	30,000	3,060,600
J.P. Morgan Chase & Co.	185,000	6,534,200
Merrill Lynch & Co., Inc.	100,000	5,501,000
Morgan Stanley	81,000	4,250,070

		38,715,470

Food, Beverage & Tobacco — 3.9%
Altria Group, Inc.	80,000	5,172,800
Diageo, PLC Sponsored ADR	80,000	4,744,000

		9,916,800

Household & Personal Products — 2.2%
Kimberly-Clark Corp.	90,000	5,633,100

Insurance — 3.9%
Allstate Corp.	80,000	4,780,000
Chubb Corp.	60,000	5,136,600

		9,916,600

Leisure & Tourism — 2.3%
Royal Caribbean Cruises, Ltd.	120,000	5,803,200

Medical Products — 1.5%
Johnson & Johnson	60,000	3,900,000

Pharmaceuticals — 2.2%
Pfizer, Inc.	200,000	5,516,000

Retail — 2.0%
Federated Department Stores, Inc.	70,000	5,129,600

Telecommunications — 4.7%
BellSouth Corp.	155,000	4,118,350
Verizon Communications, Inc.	220,000	7,601,000

		11,719,350

Utilities — 5.3%
Exelon Corp.	90,000	4,619,700
FPL Group, Inc.	110,000	4,626,600
Southern Co.	120,000	4,160,400

		13,406,700

Total Long-Term Investment Securities - 97.7% (cost $227,536,484)		246,144,573

REPURCHASE AGREEMENTS — 2.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$921,000	921,000
UBS Securities, LLC Joint Repurchase Agreement (1)	5,000,000	5,000,000

Total Repurchase Agreements (cost $5,921,000)		5,921,000

TOTAL INVESTMENTS (cost $233,457,484)(2)	100.0%	252,065,573
Liabilities in excess of other assets	0.0	(119,647)

NET ASSETS	100.0%	$251,945,926

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA BIOTECH/HEALTH FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.4%
Biomedical — 11.6%
Amgen, Inc.†	33,500	$2,025,410
Genentech, Inc.†	11,300	907,164
Genzyme Corp.†	14,400	865,296

		3,797,870

Biotechnology — 10.2%
Biogen Idec, Inc.†	9,000	310,050
Cephalon, Inc.†	10,500	418,005
Fisher Scientific International, Inc.†	19,600	1,272,040
Gen-Probe, Inc.†	10,000	362,300
Vertex Pharmaceuticals, Inc.†	57,000	959,880

		3,322,275

Distribution — 1.5%
Cardinal Health, Inc.	8,400	483,672

Health Services — 4.3%
HCA, Inc.	12,000	680,040
Triad Hospitals, Inc.†	13,000	710,320

		1,390,360

Managed Care — 17.6%
Aetna, Inc.	12,800	1,060,096
CIGNA Corp.	3,500	374,605
Coventry Helath Care, Inc.†	8,800	622,600
PacifiCare Health Systems, Inc.†	10,800	771,660
UnitedHealth Group, Inc.	12,800	667,392
WellChoice, Inc.†	11,700	812,799
Wellpoint, Inc.†	20,400	1,420,656

		5,729,808

Medical Devices — 14.2%
Biomet, Inc.	16,700	578,488
Boston Scientific Corp.†	16,000	432,000
Kinetic Concepts, Inc.†	21,800	1,308,000
Medtronic, Inc.	18,300	947,757
St. Jude Medical, Inc.†	8,600	375,046
Stryker Corp.	10,700	508,892
Zimmer Holdings, Inc.†	6,400	487,488

		4,637,671

Medical Drugs — 3.8%
Celgene Corp.†	30,000	1,223,100

Medical Products — 1.5%
Charles River Laboratories International, Inc.†	6,500	313,625
Vnus Medical Technologies, Inc.†	15,500	186,465

		500,090

Pharmaceuticals — 23.3%
Abbott Laboratories	10,000	490,100
Eli Lilly & Co.	7,500	417,825
IVAX Corp.†	27,000	580,500
Johnson & Johnson	19,500	1,267,500
Novartis AG Sponsored ADR	16,000	759,040
Pfizer, Inc.	47,000	1,296,260
Schering-Plough Corp.	53,000	1,010,180
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	24,700	769,158
Wyeth	22,600	1,005,700

		7,596,263

Specialty Healthcare — 3.7%
Cooper Cos., Inc.	20,000	1,217,200

Therapeutics — 1.7%
Gilead Sciences, Inc.†	12,700	558,673

Total Long-Term Investment Securities - 93.4% (cost $28,545,759)		30,456,982

REPURCHASE AGREEMENTS — 7.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$285,000	285,000
UBS Securities, LLC Joint Repurchase Agreement (1)	2,000,000	2,000,000

Total Repurchase Agreements (cost $2,285,000)		2,285,000

TOTAL INVESTMENTS — (cost $30,830,759)(2)	100.4%	32,741,982
Liabilities in excess of other assets	(0.4)	(130,279)

NET ASSETS—	100.0%	$32,611,703

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

TAX MANAGED EQUITY FUND

PORTFOLIO OF INVESTMENTS - June 30, 2005 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 99.1%
Aerospace & Military Technology — 2.8%
Raytheon Co.	11,500	$449,880
United Technologies Corp.	15,000	770,250

		1,220,130

Apparel & Textiles — 1.1%
NIKE, Inc., Class B	5,600	484,960

Automotive — 1.7%
Johnson Controls, Inc.	12,900	726,657

Banks — 4.3%
Bank of America Corp.	17,906	816,693
U.S. Bancorp	14,131	412,625
Wells Fargo & Co.	10,200	628,116

		1,857,434

Broadcasting & Media — 3.8%
Comcast Corp., Class A†	13,500	404,325
E.W. Scripps Co., Class A	9,000	439,200
Gannett Co., Inc.	3,000	213,390
News Corp., Class B	17,100	288,306
Viacom, Inc., Class B	9,300	297,786

		1,643,007

Business Services — 0.7%
Accenture, Ltd., Class A†	14,000	317,380

Chemicals — 1.0%
Air Products & Chemicals, Inc.	7,500	452,250

Communication Equipment — 0.3%
Juniper Networks, Inc.†	5,000	125,900

Computer Software — 4.5%
EMC Corp.†	8,500	116,535
Microsoft Corp.	53,900	1,338,876
Oracle Corp.†	39,000	514,800

		1,970,211

Computers & Business Equipment — 3.6%
Dell, Inc.†	18,000	711,180
International Business Machines Corp.	6,800	504,560
Lexmark International, Inc., Class A†	5,500	356,565

		1,572,305

Conglomerate — 6.6%
3M Co.	4,300	310,890
General Electric Co.	46,500	1,611,225
Tyco International, Ltd.	32,000	934,400

		2,856,515

Electronics — 2.7%
Altera Corp.†	17,900	354,778
Analog Devices, Inc.	9,500	354,445
Intel Corp.	18,200	474,292

		1,183,515

Energy Services — 0.8%
Baker Hughes, Inc.	6,700	342,772

Energy Sources — 8.4%
Anadarko Petroleum Corp.	5,600	460,040
Chevron Corp.	18,400	1,028,928
ConocoPhillips	12,300	707,127
Exxon Mobil Corp.	25,320	1,455,141

		3,651,236

Financial Services — 11.1%
CIT Group, Inc.	7,700	330,869
Citigroup, Inc.	33,866	1,565,625
Freddie Mac	14,000	913,220
Goldman Sachs Group, Inc.	3,402	347,072
MBNA Corp.	10,400	272,064
Morgan Stanley	11,200	587,664
State Street Corp.	11,800	569,350
Washington Mutual, Inc.	5,700	231,933

		4,817,797

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	11,700	756,522
Coca-Cola Co.	17,000	709,750
PepsiCo, Inc.	8,700	469,191

		1,935,463

Forest Products — 0.6%
Temple-Inland, Inc.	7,300	271,195

Household & Personal Products — 3.0%
Gillette Co.	8,000	405,040
Procter & Gamble Co.	17,500	923,125

		1,328,165

Insurance — 6.1%
Aetna, Inc.	3,600	298,152
Allstate Corp.	6,500	388,375
Ambac Financial Group, Inc.	10,600	739,456
RenaissanceRe Holdings, Ltd.	8,500	418,540
Torchmark Corp.	3,800	198,360
WellPoint, Inc.†	4,100	285,524
Willis Group Holdings, Ltd.	10,400	340,288

		2,668,695

Machinery — 1.9%
Cooper Industries, Ltd., Class A	5,300	338,670
Deere & Co.	7,600	497,724

		836,394

Manufacturing — 0.9%
Danaher Corp.	7,400	387,316

Medical Products — 4.2%
Boston Scientific Corp.†	8,000	216,000
Johnson & Johnson	19,760	1,284,400
Zimmer Holdings, Inc.†	4,100	312,297

		1,812,697

Metals & Mining — 0.6%
Alcoa, Inc.	9,300	243,009

Pharmaceuticals — 7.5%
Amgen, Inc.†	8,500	513,910
Eli Lilly and Co.	7,400	412,254
Gilead Sciences, Inc.†	6,200	272,738
Medco Health Solutions, Inc.†	4,000	213,440
OSI Pharmaceuticals, Inc.†	3,200	130,784
Pfizer, Inc.	28,705	791,684
Sepracor, Inc.†	4,200	252,042
Wyeth	15,400	685,300

		3,272,152

Restaurants — 0.6%
Yum! Brands, Inc.	5,000	260,400

Retail — 7.3%
Home Depot, Inc.	15,150	589,335
Kohl's Corp.†	8,800	492,008
Staples, Inc.	16,700	356,044
Target Corp.	10,000	544,100
TJX Cos., Inc.	19,200	467,520
Wal-Mart Stores, Inc.	14,900	718,180

		3,167,187

Telecommunications — 5.9%
Cisco Systems, Inc.†	45,500	869,505
Corning, Inc.†	22,000	365,640
Nextel Communications, Inc., Class A†	10,300	332,793
QUALCOMM, Inc.	12,100	399,421
Verizon Communications, Inc.	17,164	593,016

		2,560,375

Transportation — 0.5%
United Parcel Service, Inc., Class B	3,400	235,144

Utilities — 2.2%
Dominion Resources, Inc.	6,800	499,052
FPL Group, Inc.	11,300	475,278

		974,330

Total Long-Term Investment Securities - 99.1% (cost $41,937,006)		43,174,591

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposit with State Street Bank & Trust Co. 1.05% due 07/01/05
(cost $302,000)	$302,000	302,000

TOTAL INVESTMENTS — (cost $42,239,006)(1)	99.8%	43,476,591
Other assets less liabilities	0.2	102,074

NET ASSETS—	100.0%	$43,578,665

†	Non-income producing securities
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements

As of June 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	0.53%	$534,000
Growth Opportunities	0.18	184,000
New Century	0.99	986,000
Growth and Income	0.24	239,000
Balanced Assets	1.21	1,210,000
Value	0.92	921,000
Biotech/Health	0.29	285,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2005, bearing interest at a rate of 2.65% per annum, with a principal amount of $99,830,000, a repurchase price of $99,837,349, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.88%	08/15/17	$28,360,588	$28,927,800
U.S. Treasury Bonds	8.13	08/15/19	71,469,412	72,904,874

In addition, at June 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	0.57%	$2,000,000
Growth Opportunities	1.43	5,000,000
New Century	1.71	6,000,000
Growth and Income	0.86	3,000,000
Balanced Assets	0.57	2,000,000
Value	1.43	5,000,000
Biotech/Health	0.57	2,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2005, bearing interest at a rate of 2.90% per annum, with a principal amount of $350,000,000, a repurchase price of $350,028,194, and a maturity date of July 1, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	04/15/28	$79,473,000	$81,062,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	163,602,000	166,875,000
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	106,925,000	109,064,735

Note 3. Transactions with Affiliates

As disclosed in the investment portfolio, certain Funds own common stock issued by American International Group, Inc. (“AIG”) or an affiliated thereof. During the nine months ended June 30, 2005, the following Fund recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Fund	Security	Income	Market Value at September 30, 2004	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at June 30, 2005
Tax Managed Equity	AIG	$1,028	$543,920	$—	$455,586	$(101,022)	$12,688	$—

Note 4. Federal Income Taxes

As of June 30, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Aggregate Unrealized Gain	$5,824,786	$10,116,787	$13,989,013	$14,274,828	$7,626,486
Aggregate Unrealized Loss	(2,323,881)	(3,290,631)	(4,185,711)	(4,108,710)	(5,349,893)

Net unrealized Gain (Loss)	$3,500,905	$6,826,156	$9,803,302	$10,166,118	$2,276,593

Cost of Investments	$86,084,453	$79,495,973	$88,498,014	$140,469,263	$198,490,570

		International Equity Fund	Value Fund	Biotech/ Health Fund	Tax Managed Equity Fund
Aggregate Unrealized Gain		$8,293,883	$21,758,049	$2,446,830	$6,394,940
Aggregate Unrealized Loss		(2,307,290)	(3,400,153)	(615,544)	(5,158,520)

Net unrealized Gain (Loss)		$5,986,593	$18,357,896	$1,831,286	$1,236,420

Cost of Investments		$75,084,066	$233,707,677	$30,910,696	$42,240,171

Note 5. Other Information

On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. (“AIG”) as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York’s Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Corp. (the “Subadviser”). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

In the Adviser’s view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 29, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 29, 2005